CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities
Net income (loss)	$ 366.9	$ 133.0	$ 299.6	$ 773.1	$ (3,203.2)
Adjustments to reconcile net income to net cash provided by operating activities
Loss (income) from discontinued operations, net of tax	0.5	0.4	0.7	(0.3)	0.9
Loss on early extinguishment of debt			0	0	23.6
Depreciation, depletion and amortization	807.6	813.7	1,078.8	1,070.2	918.4
Impairment of goodwill			0	0	4,033.3
Deferred income taxes	77.6	(204.7)	1.9	60.6	(496.4)
Amortization of excess cost of equity investments	4.9	4.3	5.8	5.8	5.7
Loss on remeasurement of previously held equity interest in KinderHawk (Note 2)	167.2	0
Income from the allowance for equity funds used during construction			(0.7)	(22.7)	(10.9)
(Income) loss from the sale or casualty of property, plant and equipment and other net assets			(15.4)	(30.4)	9.2
(Earnings) loss from equity investments	(214.7)	256.1	186.2	(221.9)	(201.1)
Mark-to-market interest rate swap gain			0	0	(19.8)
Distributions from equity investments	200.9	154.9	219.8	277.0	241.6
Proceeds from termination of interest rate swap agreements	73.0	0	157.6	146.0	192.0
Pension contributions in excess of expense	(9.7)	(8.5)	(14.6)	(7.7)	0
Changes in components of working capital
Accounts receivable	34.9	105.1	18.2	47.6	60.6
Inventories	9.3	(12.8)	(20.8)	(20.0)	(7.9)
Other current assets	(1.8)	23.1	40.3	(93.6)	(16.9)
Accounts payable	(7.3)	(20.5)	(4.2)	(180.5)	(99.3)
Accrued interest	(183.7)	(165.6)	18.4	50.2	0.7
Accrued taxes	36.4	57.7	(4.8)	(131.6)	109.0
Accrued liabilities	(1.5)	(44.8)	(45.3)	(125.0)	(119.1)
Going Private transaction litigation reserve adjustment	0	200.0
Rate reparations, refunds and other litigation reserve adjustments	160.4	(48.3)	(34.3)	2.5	(13.7)
Other, net	67.6	(24.0)	24.8	(11.3)	(9.1)
Cash Flows Provided by Continuing Operations	1,588.5	1,219.1	1,912.0	1,588.0	1,397.6
Net Cash Flows Used in Discontinued Operations	(0.8)	(0.6)	(1.0)	(0.5)	(0.8)
Net Cash Provided by Operating Activities	1,587.7	1,218.5	1,911.0	1,587.5	1,396.8
Cash Flows From Investing Activities
Proceeds from sale of 80% interest in NGPL PipeCo LLC net of $1.1 cash sold			0	0	2,899.3
Proceeds from NGPL PipeCo LLC restricted cash			0	0	3,106.4
Acquisitions of equity investments	(901.0)	(929.7)	(925.7)	(36.0)	0
Acquisitions of assets	(44.0)	(243.1)	(287.5)	(292.9)	(47.6)
Repayments (loans) from customers			0	109.6	(109.6)
Capital expenditures	(845.0)	(726.8)	(1,002.5)	(1,324.3)	(2,545.3)
Deconsolidation of variable interest entity due to the implementation of ASU 2009-17 (Note 18)	0	(17.5)	(17.5)	0	0
Sale or casualty of property, plant and equipment, investments and other net assets, net of removal costs	29.0	21.5	49.3	47.9	111.1
Net proceeds from (investments in) margin and restricted deposits	55.1	19.2	(35.4)	(55.7)	71.0
Contributions to investments	(297.0)	(210.3)	(299.3)	(2,051.8)	(366.2)
Distributions from equity investments in excess of cumulative earnings	185.0	187.9	224.5	125.7	98.1
Other, net	3.0	0	7.0	0	(7.2)
Net Cash (Used in) Provided by Investing Activities	(1,814.9)	(1,898.8)	(2,287.1)	(3,477.5)	3,210.0
Cash Flows From Financing Activities
Issuance of debt	1,749.6	994.2	2,233.1	1,028.9	1,467.2
Payment of debt	(2,124.6)	(873.0)	(1,655.3)	(871.7)	(7,611.5)
Repayments from related party	29.3	1.3	2.7	3.7	2.7
Discount on early extinguishment of debt			0	0	69.2
Debt issue costs	(19.4)	(24.4)	(31.0)	(16.9)	(15.9)
Increase (decrease) in cash book overdrafts	7.6	(5.2)	(2.2)	(8.5)	14.5
Cash dividends	(557.3)	(500.0)	(700.0)	(650.0)	0
Contributions from noncontrolling interests	816.9	636.6	758.7	1,155.6	561.5
Distributions to noncontrolling interests	(706.6)	(622.4)	(848.7)	(744.0)	(630.3)
Other, net	(0.3)	0	(0.4)	(0.9)	10.9
Net Cash Provided by (Used in) Financing Activities	13.5	710.3	710.6	1,931.0	(4,628.1)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(14.8)	1.0	2.3	6.0	(8.7)
Net (decrease) increase in Cash and Cash Equivalents	(228.5)	31.0	336.8	47.0	(30.0)
Cash and Cash Equivalents, beginning of period	502.4	165.6	165.6	118.6	148.6
Cash and Cash Equivalents, end of period	273.9	196.6	502.4	165.6	118.6
Noncash Investing and Financing Activities
Assets acquired by the assumption or incurrence of liabilities	179.5	12.5	13.8	7.7	4.8
Assets acquired by contributions from noncontrolling interests	23.7	81.7	81.7	5.0	0
Interest expense recognized from early extinguishment of debt			0	0	87.5
Subordinated notes acquired by exchange of preferred equity interest			0	0	111.4
Contribution of net assets to investments	7.9	0	20.0	0	0
Sale of investment ownership interest in exchange for note	4.1	0
Supplemental Disclosures of Cash Flow Information
Cash paid during the period for interest (net of capitalized interest)	668.6	607.1	627.9	572.8	649.9
Net cash paid during the period for income taxes (net of refunds)	177.3	143.2	146.9	401.1	657.3
Kinder Morgan Energy Partners, L.P [Member]
Cash Flows From Financing Activities
Issuance of debt	6,356.4	5,704.2	7,140.1	6,891.9	9,028.6
Payment of debt	$ (5,538.1)	$ (4,601.0)	$ (6,186.4)	$ (4,857.1)	$ (7,525.0)